Investments - Amortized Cost and Fair Values (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	$ 698.6	$ 6.4	$ 5.8
Gross Unrealized Gains	0.1	0.2	0.1
Gross Unrealized Losses	(1.1)	0.0	0.0
Fair Value	697.6	6.6	5.9
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	588.0	0.0
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.9)	0.0
Fair Value	587.1	0.0
U.S. Government obligations
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	110.0	6.4	5.8
Gross Unrealized Gains	0.1	0.2	0.1
Gross Unrealized Losses	(0.2)	0.0	0.0
Fair Value	109.9	6.6	$ 5.9
Municipal securities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.6	0.0
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair Value	$ 0.6	$ 0.0